Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Description of Business and Basis of Presentation [Abstract]
Description of Business and Basis of Presentation

Note 1: Description of Business and Basis of Presentation

Organization

Deep Fission, Inc. (“Deep Fission”, the “Company”, and also referred to as “us”, “we” or “our”) was incorporated on July 17, 2023, under the laws of the state of Delaware.

Operations

The Company was established to provide a first-of-its-kind solution of developing a Deep Borehole pressurized water reactor (“DBR”) placed one mile underground to deliver clean, secure, and low-cost electricity. The Company has made progress in achieving milestones toward eventual commercialization of its DBR, the most significant of which was selection by the U. S. Department of Energy in August 2025 for participation in the Nuclear Reactor Pilot Program.  That pilot program anticipates deployment of the Company’s first test DBR by July 2026.

The Company’s activities are subject to significant risks and uncertainties, including the possibility that it may be unable to secure sufficient funding to sustain operations until its Standard Design Approval (“SDA”) applications are approved by the NRC, commercialization is achieved, and customers are secured.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to SEC rules and regulations applicable to interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a compete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of the Company’s financial position, results of operations, and cash flows for the periods presented. These interim financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s [Annual Report on Form 10-K] for the year ended December 31, 2024.

Liquidity and Going Concern

As of June 30, 2025 and December 31, 2024, the Company’s cash and cash equivalents were $4,779,309 and $6,728,895, respectively. The Company continues to incur significant operating losses. For the six months ended June 30, 2025 and 2024, the Company had a net loss of $7,136,460 and $2,129,151, respectively, and used cash in operating activities of $3,640,973 and $747,305, respectively. As of June 30, 2025 and December 31, 2024, the Company had accumulated deficits of $15,795,931 and $8,659,471, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity offerings, debt financings, corporate collaborations, and other means. The Company has historically been able to raise capital through equity and equity-linked instruments, such as simple agreement for future equity (“SAFE”), although no assurance can be provided that it will continue to be successful in the future. While the Company believes that it has a reasonable basis for its expectation and it will be able to raise additional funds, there is no assurance that the Company will be able to complete additional financing in a timely manner.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.

Note 1: Description of Business and Basis of Presentation

Organization

Deep Fission, Inc. (“Deep Fission”, the “Company”, and also referred to as “us”, “we” or “our”) was incorporated on July 17, 2023, under the laws of the state of Delaware.

Operations

The Company was established to provide a first-of-its-kind solution of developing a Deep Borehole pressurized water reactor DBR placed one mile underground to deliver clean, secure, and low-cost electricity. The Company has made progress in achieving milestones toward eventual commercialization of its DBR, the most significant of which was selection by the U. S. Department of Energy in August 2025 for participation in the Nuclear Reactor Pilot Program.  That pilot program anticipates deployment of the Company’s first test DBR by July 2026.

The Company’s activities are subject to significant risks and uncertainties, including the possibility that it may be unable to secure sufficient funding to sustain operations until its Standard Design Approval (“SDA”) applications are approved by the NRC, commercialization is achieved, and customers are secured.

Basis of Presentation

The financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Company’s fiscal year is December 31. The year ended December 31, 2024 and the period from July 17, 2023 (Inception) through December 31, 2023 presented within, are hereafter referred to as the years ended December 31, 2024 and 2023.

Liquidity and Going Concern

As of December 31, 2024 and 2023, the Company’s cash and cash equivalents were $6,728,895 and $945,802, respectively. The Company continues to incur significant operating losses. For the years ended December 31, 2024 and 2023, the Company had a net loss of $8,029,236 and $630,235, respectively, and used cash in operating activities of $2,789,642 and $64,241, respectively. As of December 31, 2024 and 2023, the Company had accumulated deficits of $8,659,471 and $630,235, respectively. Management expects that significant on-going operating expenditures will be necessary to successfully implement the Company’s business plan and develop and market its products. These circumstances raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that these financial statements are issued. Implementation of the Company’s plans and its ability to continue as a going concern will depend upon the Company’s ability to establish a source of revenue and raise additional capital to fund its operations.

The Company plans to access capital resources through possible public or private equity offerings, debt financings, corporate collaborations, and other means. The Company has historically been able to raise capital through equity and equity-linked instruments, such as SAFEs, although no assurance can be provided that it will continue to be successful in the future. While the Company believes that it has a reasonable basis for its expectation and it will be able to raise additional funds, there is no assurance that the Company will be able to complete additional financing in a timely manner.

The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary if the Company is unable to continue as a going concern due to the inability to obtain adequate financing in the future.